Wilson Bank Holding Company - Parent Company Financial Information - Condensed Income Statement (Details) - USD ($)		3 Months Ended												12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Other income														$ 80,000	$ (69,000)	$ 34,000
Directors’ fees														713,000	650,000	686,000
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank														62,931,000	68,076,000	64,158,000
Federal income tax benefits														13,939,000	15,056,000	14,732,000
Net Income (Loss)		$ 11,222,000	$ 11,486,000	$ 12,389,000	$ 13,841,000	$ 12,340,000	$ 15,190,000	$ 14,139,000	$ 11,373,000	$ 13,801,000	$ 13,342,000	$ 11,139,000	$ 11,144,000	48,938,000	53,042,000	49,426,000
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Dividends from Wilson Bank (commercial bank subsidiary)														2,500,000	4,200,000	4,300,000
Income for Holding Company														2,500,000	4,200,000	4,300,000
Directors’ fees														387,000	355,000	341,000
Other														1,747,000	2,187,000	1,575,000
Total Non-interest Expense														2,134,000	2,542,000	1,916,000
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank														366,000	1,658,000	2,384,000
Federal income tax benefits														617,000	733,000	475,000
Income from continuing operations, net of tax, including portion attributable to noncontrolling interest														983,000	2,391,000	2,859,000
Equity in undistributed earnings of Wilson Bank	[1]													47,955,000	50,651,000	46,567,000
Net Income (Loss)														$ 48,938,000	$ 53,042,000	$ 49,426,000

[1]	Eliminated in consolidation.